Convertible Notes	6 Months Ended
Sep. 30, 2021
Closed Block Disclosure [Abstract]
CONVERTIBLE NOTES
9.	CONVERTIBLE NOTES

On March 31, 2021, the Company issued $6,000,000 of convertible promissory notes (the “Convertible Note #6”), which were convertible into ordinary shares of the Company, par value $0.0001 per share (the “Ordinary Shares”), to YA II PN, Ltd., a Cayman Islands exempt limited partnership (“YA”), for a purchase price of $5,940,000, and issued 120,000 ordinary shares as a commitment fee. The Convertible Note #6 had an annual interest rate of 5% and a term of 12 months from the date of closing, and was convertible into the Ordinary Shares at the lower of (a) $2.75 per share or (b) 88.0% of the lowest daily VWAP (dollar volume-weighted average price of the Ordinary Shares on the NASDAQ Capital Market (as reported by Bloomberg) during the 10 trading days prior to the conversion date, but not lower than $1.08 per share. If the daily VWAP is less than $1.08 for a period of 10 consecutive trading days (each such occurrence, a “Triggering Event”), the Company would make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note #6 is fully repaid or a Triggering Event ceases. The Company had the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Convertible Note #6, provided that (i) the trading price of the Ordinary Shares is less than the fixed conversion price ($2.75) and (ii) the Company provides the holder of the Convertible Note #6 with at least 10 business days’ prior written notice. On April 13, 2021, the Company issued to YA 567,590 Ordinary Shares after the receipt of a conversion notice dated April 12, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $760,684.93 at a conversion price of $1.3402. On April 14, 2021 and April 15, 2021, the Company issued to YA an aggregate of 1,679,388 Ordinary Shares after the receipt of conversion notices dated April 13, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $2,250,719.18 at a conversion price of $1.3402. On April 27, 2021, the Company issued to YA 467,529 Ordinary Shares after the receipt of a conversion notice dated April 25, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $504,931.51 at a conversion price of $1.08. On May 3, 2021, the Company issued to YA 463,597 Ordinary Shares after the receipt of a conversion notice dated April 27, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $500,684.93 at a conversion price of $1.08. On May 3, 2021, the Company issued to YA 463,470 Ordinary Shares after the receipt of a conversion notice dated April 29, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $500,547.95 at a conversion price of $1.08. On May 3, 2021, the Company issued to YA 463,533 Ordinary Shares after the receipt of a conversion notice dated May 2, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $500,616.44 at a conversion price of $1.08. On May 19, 2021, the Company issued to YA 187,214 Ordinary Shares after the receipt of a conversion notice dated May 18, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $202,191.78 at a conversion price of $1.08. On May 24, 2021, the Company issued to YA 186,326 Ordinary Shares after the receipt of a conversion notice dated May 24, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $201,232.88 at a conversion price of $1.08. On May 28, 2021, the Company issued to YA 185,679 Ordinary Shares after the receipt of a conversion notice dated May 27, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $200,534.25 at a conversion price of $1.08. On June 2, 2021, the Company issued to YA 370,979 Ordinary Shares after the receipt of a conversion notice dated June 2, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $400,657.53 at a conversion price of $1.08.

On February 4, 2021, the Company issued $1,000,000 of convertible promissory notes (the “convertible note #5”), which were convertible into the Ordinary Shares, to YA for a purchase price of $970,000. The Convertible Note #5 had an annual interest rate of 5% and a term of 12 months from the date of closing, and was convertible into the Ordinary Shares at the lower of (a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share. If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company would make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note #5 beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid or a Triggering Event ceases. The Company had the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Convertible Note #5, provided that (i) the trading price of Ordinary Shares is less than the fixed conversion price ($2.69) and (ii) the Company provides the holder of the Convertible Note #5 with at least 10 business days’ prior written notice. On February 23, 2021, the Company issued to YA 453,459 Ordinary Shares after the receipt of a conversion notice dated February 19, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $1,002,191.78 at a conversion price of $2.2101.

On January 14, 2021, the Company issued $1,000,000 of convertible promissory notes (the “Convertible Note #4”), which were convertible into the Ordinary Shares, to YA for a purchase price of $970,000, and (ii) issued 50,000 Ordinary Shares as a commitment fee. The Convertible Note #4 had an annual interest rate of 5% and a term of 12 months from the date of closing, and was convertible into the Ordinary Shares at the lower of (a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share. If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company would make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note #4 beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note #4 is fully repaid or a Triggering Event ceases. The Company has the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Convertible Note #4, provided that (i) the trading price of the Ordinary Shares is less than the fixed conversion price ($2.69) and (ii) the Company provides the holder of the Convertible Note #4 with at least 10 business days’ prior written notice. On February 18, 2021, the Company issued to YA 508,738 Ordinary Shares after the receipt of a conversion notice dated February 16, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $1,004,657,53 at a conversion price of $1.9748.

On December 22, 2020, the Company issued $500,000 of convertible promissory notes (the “Convertible Note #3”), which were convertible into the Ordinary Shares, to YA for a purchase price of $485,000. The Convertible Note #3 had an annual interest rate of 5% and a term of 12 months from the date of closing, and was convertible into the Ordinary Shares at the lower of (a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share. If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company would make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note #3 beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note #3 is fully repaid or a Triggering Event ceases. The Company had the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Convertible Note #3, provided that (i) the trading price of the Ordinary Shares is less than the fixed conversion price ($2.69) and (ii) the Company provides the holder of the Convertible Note #3 with at least 10 business days’ prior written notice. On January 21, 2021, the Company issued to YA 115,890 Ordinary Shares after the receipt of a conversion notice dated January 19, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $201,986.30 at a conversion price of $1.7429. On February 5, 2021, the Company issued to YA 152,247 Ordinary Shares after the receipt of a conversion notice dated February 4, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $300,657.53 at a conversion price of $1.9748.

On December 11, 2020, the Company issued $500,000 of convertible promissory notes (the “Convertible Note #2”), which were convertible into the Ordinary Shares, to YA for a purchase price of $485,000. The Convertible Note #2 had an annual interest rate of 5% and a term of 12 months from the date of closing, and was convertible into the Ordinary Shares at the lower of (a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share. If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company would make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note #2 beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note #2 is fully repaid or a Triggering Event ceases. The Company had the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Convertible Note #2, provided that (i) the trading price of the Ordinary Shares is less than the fixed conversion price ($2.69) and (ii) the Company provides the holder of the Convertible Note #2 with at least 10 business days’ prior written notice. On February 9, 2021, the Company issued to YA 255,236 Ordinary Shares after the receipt of a conversion notice dated February 7, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $504,041.10 at a conversion price of $1.9748.

On November 20, 2020, the Company issued $500,000 of convertible promissory notes (the “Convertible Note #1”), which were convertible into the Ordinary Shares, to YA for a purchase price of $485,000. The Convertible Note #1 had an annual interest rate of 5% and a term of 12 months from the date of closing, and was convertible into the Ordinary Shares at the lower of (a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share. If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company would make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note #1 beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note #1 is fully repaid or a Triggering Event ceases. The Company had the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Convertible Note #1, provided that (i) the trading price of Ordinary Shares is less than the fixed conversion price ($2.69) and (ii) the Company provides the holder of the Convertible Note #1 with at least 10 business days’ prior written notice. On February 16, 2021, the Company issued to YA 256,103 Ordinary Shares after the receipt of a conversion notice dated February 11, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $505,753.42 at a conversion price of $1.9748.

The embedded conversion feature of the above six promissory notes was determined to be a beneficial conversion feature that requires recognition within equity on the commitment date. The beneficial conversion feature is recognized at its intrinsic value on the commitment date, limited to the proceeds allocated to the convertible debt. As such, the Company recorded $7,358,946 within additional paid-in-capital on the consolidated balance sheet for the beneficial conversion feature identified. The debt discount arising from recognition of the beneficial conversion feature will be amortized as interest expense over the term of the convertible debt. During the six months ended September 30, 2021 and 2020, the Company recognized $1,939,490 and $0, respectively, of interest expense related to the amortization of debt discount and issuance costs prior to capitalization of interest.

The Company had the following convertible debt instruments outstanding as of September 30, 2021 and March 31, 2021:

	September 30, 2021	March 31, 2021
Note #6, maturing March 31, 2022	6,000,000	6,000,000
Less: debt discount	(6,000,000)	(1,976,688)
Total	$-	$4,023,312